Filed Pursuant to Rule 485(b)

Registration No. 2-71299

811-3153

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 169	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 175	☒

RUSSELL INVESTMENT COMPANY

(Exact Name of Registrant as Specified in Charter)

1301 Second Avenue

18th Floor

Seattle, Washington 98101

(Address of Principal Executive Office) (ZIP Code)

(206) 505-7877

(Registrant’s Telephone Number, including Area Code)

Mary Beth Rhoden, Associate Counsel Russell Investment Company 1301 Second Avenue, 18th Floor Seattle, Washington 98101 206-505-4846	John V. O’Hanlon, Esq. Dechert LLP 200 Clarendon Street, 27th Floor Boston, Massachusetts 02116 617-728-7100
(Name and Address of Agent for Service)

Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on , pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Investment Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. The Registrant has duly caused this Post-Effective Amendment No. 169 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Seattle, and State of Washington, on this 19th day of March, 2012.

RUSSELL INVESTMENT COMPANY
Registrant

By: *
Sandra Cavanaugh, President

/s/ Jessica Gates

* By Jessica Gates

Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on March 19, 2012.

Signatures	Signatures

* Sandra Cavanaugh, Trustee, President and Chief Executive Officer	* Mark E. Swanson, Treasurer, in his capacity as Chief Accounting Officer

* Thaddas L. Alston, Trustee	* Kristianne Blake, Trustee

* Daniel P. Connealy, Trustee	* Jonathan Fine, Trustee

* Raymond P. Tennison, Jr., Trustee	* Jack R. Thompson, Trustee

* Julie W. Weston, Trustee

/s/ Jessica Gates * By Jessica Gates Attorney-in-fact

*	Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 161 to Registration Statement Nos. 2-71299 and 811-3153.

EXHIBIT INDEX

Exhibit Index	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase